	Platform	Original Acquisition Date	Duration (h)	Principal Amount	Cost	Fair Value

INVESTMENTS IN SECURITIES - 0.11%

ASSET-BACKED SECURITIES - 0.11% (f)

United States - 0.11%

MFT 2021-1A CERT 06/16/2031 (g)		5/05/2021		$18,703	$343,038	$442,938

PMIT 2019-2A CERT 09/15/2025 (g)		5/23/2019		42,020	472,025	29,506

PMIT 2019-4A CERT 02/17/2026 (g)		11/06/2019		37,030	139,878	120,160

UPST 2022-2 CERT 05/20/2032 (g)		6/03/2022		18,488	11,172,630	4,851

UPST 2021-4 CERT 09/20/2031 (g)		9/24/2021		12,794	6,842,493	1,283,182

TOTAL ASSET-BACKED SECURITIES					18,970,064	1,880,637

TOTAL INVESTMENTS IN SECURITIES					18,970,064	1,880,637

TOTAL INVESTMENTS - 122.60%					2,426,106,187	2,052,437,852

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.60)%						(378,302,920)

TOTAL NET ASSETS - 100.00%						$1,674,134,932

Percentages are stated as a percent of net assets.

(a)

Investments in Loans are fair valued by the Adviser pursuant to the Fund’s valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(b)	Consumer loans may include student loans.
(c)	Loan is pledged as collateral for the Trust’s line of credit.
(d)	Non-income producing security.
(e)	Rate shown is based on an 18-month maturity date.
(f)

Investments in asset backed securities are fair valued by the Adviser pursuant to the Fund’s valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(g)	Represents equity tranche.
(h)

Duration, expressed in number of years, is a measure of the sensitivity of the price of the loan to a change in interest rates, considering interest rates, cash flow and tenor and is adjusted for expected defaults, prepayments and recoveries.

At June 30, 2024, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,069,065,042

Gross tax unrealized appreciation	99,900

Gross tax unrealized depreciation	(16,727,090)

Net tax unrealized appreciation/depreciation on investments	$(16,627,190)